Inventories	12 Months Ended
Jun. 30, 2019
Inventories
Inventories

23Inventories

	2019	2018
for the year ended 30 June	Rm	Rm

Carrying value
Crude oil and other raw materials	3 938	4 308
Process material	1 890	1 873
Maintenance materials	5 940	5 156
Work in progress	2 578	2 714
Manufactured products	15 087	15 070
Consignment inventory	213	243

	29 646	29 364

Business segmentation
 Mining	1 425	1 661
 Exploration and Production International	163	144
 Energy	7 826	7 680
 Base Chemicals	7 684	7 427
 Performance Chemicals	12 522	12 417
 Group Functions	26	35

Total operations	29 646	29 364

The impact of higher crude oil feedstock prices and lower sales prices for certain chemical products resulted in a net realisable value write-down of R371 million in 2019 (2018 — R234 million).

Inventory of R3 113 million (2018 — R1 348 million) is held at net realisable value. No inventories were encumbered at 30 June 2019, (2018 — R4 099 million).

Accounting policies:

Inventories are stated at the lower of cost and net realisable value. Cost includes expenditure incurred in acquiring, manufacturing and transporting the inventory to its present location. Manufacturing costs include an allocated portion of production overheads which are directly attributable to the cost of manufacturing such inventory. The allocation is determined based on the greater of normal production capacity and actual production. The costs attributable to any inefficiencies in the production process are charged to the income statement as incurred.

By-products are incidental to the manufacturing processes, are usually produced as a consequence of the main product stream, and are immaterial to the group. Revenue from sale of by-products is offset against the cost of the main products.

Cost is determined as follows:

Crude oil and other raw materials	First-in-first-out valuation method (FIFO)

Process, maintenance and other materials	Weighted average purchase price

Work-in-progress	Manufacturing costs incurred

Manufactured products including consignment inventory	Manufacturing costs according to FIFO